Annual Total Returns (Equity Index Portfolio - Equity Index Portfolio Annuity) (Equity Index Portfolio, Equity Index Portfolio - Equity Index Portfolio)	12 Months Ended
Dec. 31, 2014
Equity Index Portfolio | Equity Index Portfolio - Equity Index Portfolio
Annual Total Return
2014	13.51%
2013	32.18%
2012	15.86%
2011	1.93%
2010	14.91%
2009	26.44%
2008	(36.93%)
2007	5.38%
2006	15.71%
2005	4.79%